Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.4%
Banque Cantonale Vaudoise, Registered	65,550	$6,777,289

Building Products — 1.7%
Geberit AG, Registered	48,079	29,050,274

Capital Markets — 8.7%
Credit Suisse Group AG, Registered	3,090,680	39,192,540
Julius Baer Group Ltd.	318,385	18,442,626
Partners Group Holding AG	24,818	26,728,764
UBS Group AG, Registered	4,452,875	63,401,700

		147,765,630

Chemicals — 6.6%
Clariant AG, Registered	396,679	7,992,295
EMS-Chemie Holding AG, Registered	13,122	12,037,801
Givaudan SA, Registered	11,467	46,916,788
Sika AG, Registered	176,110	45,112,017

		112,058,901

Construction Materials — 2.1%
LafargeHolcim Ltd., Registered	667,172	35,123,625

Diversified Telecommunication Services — 1.1%
Swisscom AG, Registered	36,087	19,133,724

Electrical Equipment — 3.5%
ABB Ltd., Registered	2,242,386	59,372,575

Food Products — 21.9%
Barry Callebaut AG, Registered	4,983	10,738,797
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	1,564	13,397,570
Chocoladefabriken Lindt & Spruengli AG, Registered	153	13,655,584
Nestle SA, Registered(a)	2,970,667	332,013,793

		369,805,744

Health Care Equipment & Supplies — 4.5%
Alcon Inc.(b)	618,620	39,619,560
Sonova Holding AG, Registered(b)	76,358	18,986,177
Straumann Holding AG, Registered	14,804	17,039,399

		75,645,136

Insurance — 8.2%
Baloise Holding AG, Registered	72,358	12,524,576
Swiss Life Holding AG, Registered	42,522	19,060,452
Swiss Re AG	365,638	33,530,616
Zurich Insurance Group AG	181,413	73,923,844

		139,039,488

Life Sciences Tools & Services — 3.4%
Lonza Group AG, Registered	90,998	57,254,458

Machinery — 1.5%
Schindler Holding AG, Participation Certificates, NVS	58,956	16,150,544
Schindler Holding AG, Registered	35,479	9,429,192

		25,579,736

Marine — 1.1%
Kuehne + Nagel International AG, Registered	77,862	17,691,609

Security	Shares	Value

Pharmaceuticals — 25.4%
Novartis AG, Registered	2,094,522	$190,341,682
Roche Holding AG, NVS	691,009	228,262,721
Vifor Pharma AG	76,598	11,278,597

		429,883,000

Professional Services — 2.2%
Adecco Group AG, Registered	234,912	14,282,068
SGS SA, Registered	8,117	23,213,204

		37,495,272

Real Estate Management & Development — 0.7%
Swiss Prime Site AG, Registered	123,091	11,122,107

Software — 0.8%
Temenos AG, Registered	103,761	13,157,807

Technology Hardware, Storage & Peripherals — 1.2%
Logitech International SA, Registered	230,693	20,482,827

Textiles, Apparel & Luxury Goods — 4.2%
Cie. Financiere Richemont SA, Class A, Registered	641,260	53,465,487
Swatch Group AG (The), Bearer	46,169	11,433,878
Swatch Group AG (The), Registered	127,040	6,115,545

		71,014,910

Total Common Stocks — 99.2% (Cost: $1,472,681,629)		1,677,454,112

Warrants

Textiles, Apparel & Luxury Goods — 0.0%
Cie. Financiere Richemont SA, (Expires 11/29/23)(b)	1,321,770	262,806

Total Warrants — 0.0% (Cost: $0)		262,806

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	620,000	620,000

Total Short-Term Investments — 0.0% (Cost: $620,000)		620,000

Total Investments in Securities — 99.2% (Cost: $1,473,301,629)		1,678,336,918

Other Assets, Less Liabilities — 0.8%		12,738,917

Net Assets — 100.0%		$1,691,075,835

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Switzerland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,438,176	$—	$(4,437,730	)(b)	$(1,261)	$815	$—	—	$3,300	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,330,000	—	(710,000	)(b)	—	—	620,000	620,000	210		—

					$(1,261)	$815	$620,000		$3,510		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	260	12/18/20	$10,901	$546,238

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,677,454,112	$—	$—	$1,677,454,112
Warrants	262,806	—	—	262,806
Money Market Funds	620,000	—	—	620,000

	$1,678,336,918	$—	$—	$1,678,336,918

Derivative financial instruments(a)
Assets
Futures Contracts	$546,238	$—	$—	$546,238

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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